Cash and cash equivalents	12 Months Ended
Mar. 31, 2021
Components of cash and cash equivalents:
Cash and cash equivalents

28. Cash and cash equivalents

	March 31,
	2020	2021
Cash on hand	1,742	472
Credit card collection in hand	23,864	76,193
Balances with bank	1,339,764	1,634,924
Total	1,365,370	1,711,589

Credit card collection in hand represents the amount of collection from credit cards swiped by the customers which is outstanding as at the year end and credited to Group’s bank accounts subsequent to the year end.

At March 31, 2021, the Group had available INR 5,226 (March 31, 2020: INR 248,956) of undrawn borrowing facilities.